Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

10. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of December 31, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2011	2010
Borrowings under lines of credit	$91,899	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	6,902	28,880
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties (see Note 4.c.)	28,013	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$126,814	$680,354

At December 31, 2010, the accounts receivable facility (the “A/R Facility”) was classified as a short-term borrowing. During the third quarter of 2011, the A/R Facility was renewed for a period of three years. As a result, the A/R Facility has been classified as long-term debt at December 31, 2011, see Note 11. As of December 31, 2011, there were outstanding borrowings of $534,500 under the A/R Facility.

Short-term Borrowings and Other Financial Liabilities

Lines of Credit

Short-term borrowings of $91,899 and $131,791 at December 31, 2011 and 2010, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2011 and 2010 were 4.88% and 4.19%, respectively.

Excluding amounts available under the Amended 2006 Senior Credit Agreement (see Note 11 below), at December 31, 2011 and 2010, the Company had $234,005 and $234,370 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Other Financial Liabilities

At December 31, 2011 and 2010, the Company had $6,902 and $28,880 of other financial liabilities which were mainly related to the Company's purchase of noncontrolling interests and to the signing of a 2008 licensing and distribution agreement.

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2011, the Company received advances ranging from €17,900 to €181,900 with interest rates ranging from 1.832% to 2.683%. During the year ended December 31, 2010, the Company received advances ranging from €10,000 to €86,547 with interest rates ranging from 0.968% to 1.879%. For further information on short-term borrowings from related party outstanding as of December 31, 2011 and 2010, see Note 4 c. Annual interest expense on the borrowings during the years presented was $2,362, $179 and $188 for the years 2011, 2010 and 2009, respectively.